Document and Entity Information	12 Months Ended
Dec. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2011
Registrant Name	LEGG MASON PARTNERS MONEY MARKET TRUST
Central Index Key	0000747576
Amendment Flag	false
Document Creation Date	Aug. 31, 2012
Document Effective Date	Aug. 31, 2012
Prospectus Date	Dec. 29, 2011